Income taxes (Details Narrative)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2017
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 8,900,000
Operating loss carryforwards, description				future operating income through 2036
U.S. corporate tax rate	0.35	0.21
Income tax description		As the Company has a September 30 fiscal year-end, the lower corporate income tax rate will be phased in, resulting in a U.S. statutory federal rate of approximately 24.5% for our fiscal year ending September 30, 2018, and 21% for subsequent fiscal years. Accordingly, we have to remeasure our deferred tax assets on net operating loss carryforward in the U.S. at the lower enacted cooperated tax rate of 21%
Percentage of deferred tax assets, valuation allowance		100.00%				100.00%
Tax cuts and jobs act net operating loss carryforwards tax payable		The change in rate has caused us to remeasure all U.S. deferred income tax assets and liabilities for temporary differences and net operating loss (NOL) carryforwards and recorded a one-time income tax payable in 8 years
Foreign tax rate		25.00%	25.00%	25.00%	25.00%
Deferred Tax Assets, Valuation Allowance		$ 9,032,129	$ 9,032,129	$ 9,032,129	$ 9,032,129
HONG KONG
Operating Loss Carryforwards [Line Items]
Foreign tax rate		16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Foreign tax rate		25.00%
CHINA | Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards				$ 20,200,000
Operating loss carryforwards, description				the Company had net operating loss carry forwards of approximately of $20.2 million in PRC tax jurisdiction, which expires by 2022